Organization and Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization and Nature of Business

1. Organization and Nature of Business

Augmedix, Inc. (the “Company” or “Augmedix”) (formerly known as Malo Holdings Corporation) provides software compatible with off-the-shelf, mobile client devices (smartphones or Google Glass) that enables clinicians to communicate with our service platform that is overseen by remotely located medical documentation specialists (each an “MDS”, and collectively “MDS”). The Company’s MDSs observe the clinician-patient interaction, through an audio/video stream, and extract the relevant elements of that interaction. Those elements are then used by Augmedix’s proprietary Notebuilder tool to automatically create sentences in the appropriate section of the medical note. Once completed, the medical notes are then uploaded into the patient’s chart contained within the electronic health record (“EHR”) system. The EHR system is third-party software licensed by the healthcare clinic or system to manage patient charts.

Malo Holdings Corporation Merger

On October 5, 2020 (the “Effective Time”), pursuant to an Agreement and Plan of Merger and Reorganization dated October 5, 2020 (“Merger Agreement”) among the Company, its wholly owned subsidiary, August Acquisition Corp., a Delaware corporation (“Acquisition Sub”) and Augmedix Operating Corporation (“Private Augmedix”), a privately held Delaware corporation, Acquisition Sub merged with and into Private Augmedix, with Private Augmedix continuing as the surviving corporation (the “Merger”). Following the Merger, Private Augmedix became a wholly owned subsidiary of the Company.

Private Augmedix was incorporated in the state of Delaware in April 2013 and is headquartered in San Francisco, California. Private Augmedix has two wholly owned subsidiaries, Augmedix BD Limited, established in February 2015, and Augmedix Solutions Pvt. Ltd., established in February 2019, which are entities formed in Bangladesh and India, respectively.

Liquidity and Going Concern

In accordance with Financial Accounting Standards (“FASB”) Accounting Standards Update (“ASU”) No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the unaudited interim condensed consolidated financial statements are issued.

The Company has incurred recurring losses since its inception, including net losses of $4.6 million and $3.0 million for the three months ended June 30, 2021 and 2020, respectively, and $9.5 million and $7.7 million for the six months ended June 30, 2021 and 2020, respectively. In addition, as of June 30, 2021, the Company had an accumulated deficit of $93.4 million. The Company has relied on debt and equity financing to fund operations to date and management expects losses and negative cash flows to continue, primarily as a result of continued research, development and marketing efforts. The Company believes its cash and restricted cash will provide sufficient resources to meet working capital needs for over twelve months from the filing date of the June 30, 2021 Form 10-Q. Over the longer term, if the Company does not generate sufficient revenue from new and existing products, additional debt or equity financing may be required along with a reduction in expenditures. Additionally, there is no assurance if the Company requires additional future financing, that such financing will be available on terms which are acceptable to the Company, or at all.

Risks and Uncertainties

The Company is subject to a number of risks associated with companies at a similar stage, including dependence on key individuals, competition from similar products and larger companies, volatility of the industry, ability to obtain adequate financing to support growth, the ability to attract and retain additional qualified personnel to manage the anticipated growth of the Company, and general economic conditions.

In December 2019, a novel strain of coronavirus disease (“COVID-19”) was reported and in March 2020, the World Health Organization characterized COVID-19 as a global pandemic. The COVID-19 pandemic has forced international, federal, state, and local governments to enforce prohibitions of non-essential activities. The Company first saw the impact of COVID-19 in the first quarter of 2020. The extent and duration of the adverse impact of COVID-19 on the Company over the longer term remain uncertain and dependent on future developments that cannot be accurately predicted at this time, such as the severity and transmission rate of COVID-19, the extent and effectiveness of containment actions taken, including mobility restrictions, the timing, availability, and effectiveness of vaccines, and the impact of these and other factors on travel behavior in general and on the Company’s business. As a result, the Company took a number of actions in 2020 in response to adverse impacts on its consolidated operating results, and financial condition.

As the impact of COVID-19 continues to evolve, estimates and assumptions about future events and their effects cannot be determined with certainty and therefore require increased judgment. These estimates and assumptions may change in future periods and will be recognized in the consolidated financial statements as new events occur and additional information becomes known. To the extent the Company’s actual results differ materially from those estimates and assumptions, the Company’s future consolidated financial statements could be affected.

1. Organization and Nature of Business

Augmedix, Inc. (formerly known as Malo Holdings Corporation, the “Company”) was incorporated in the State of Delaware on December 27, 2018. Since inception, the Company has been engaged in organizational efforts and obtaining initial financing. The Company was formed as a vehicle to pursue a business combination.

On October 5, 2020 (the “Effective Time”), pursuant to an Agreement and Plan of Merger and Reorganization dated October 5, 2020 (“Merger Agreement”) among the Company, its wholly owned subsidiary, August Acquisition Corp., a Delaware corporation (“Acquisition Sub”) and Augmedix Operating Corporation (“Private Augmedix”), a privately held Delaware corporation, Acquisition Sub merged with and into Private Augmedix, with Private Augmedix continuing as the surviving corporation (the “Merger”). Following the Merger, Private Augmedix became a wholly owned subsidiary of the Company.

Private Augmedix was incorporated in the state of Delaware in April 2013 and is headquartered in San Francisco, California. Private Augmedix has two wholly owned subsidiaries, Augmedix BD Limited, established in February 2015, and Augmedix Solutions Pvt. Ltd., established in February 2019, which are entities formed in Bangladesh and India, respectively. Subsequent to the Merger, the Company provides virtual medical documentation services for clinicians.

At the Effective Time, each of Private Augmedix’s shares of Series B convertible preferred stock and common stock issued and outstanding immediately prior to the closing of the Merger was converted into the right to receive (a) 0.420864013 shares of the Company’s common stock (the “Common Share Conversion Ratio”) (in the case of shares held by accredited investors) or (b) $3.00 multiplied by the Common Share Conversion Ratio (in the case of shares held by unaccredited investors and those with an entitlement to shares of Private Augmedix’s capital stock). Except as otherwise noted, all common share amounts and per share amounts have been adjusted to reflect this Exchange Ratio, which was effected upon the Merger.

In addition, pursuant to the Merger Agreement, (i) options and stock appreciation rights to purchase shares of Private Augmedix’s common stock issued and outstanding immediately prior to the closing of the Merger under the Private Augmedix 2013 Equity Incentive Plan were assumed and converted into options and stock appreciation rights to purchase shares of the Company’s common stock, (ii) warrants to purchase shares of Private Augmedix’s Series B convertible preferred stock issued and outstanding immediately prior to the closing of the Merger were assumed and converted into warrants to purchase shares of the Company’s common stock, and (iii) warrants to purchase shares of Private Augmedix’s common stock issued and outstanding immediately prior to the closing of the Merger were assumed and converted into warrants to purchase shares of the Company’s common stock.

The Merger was accounted for as a “reverse acquisition” since, immediately following the consummation of the Merger (the “Closing”), Private Augmedix effectively controlled the post-combination Company. For accounting purposes, Private Augmedix was deemed to be the accounting acquirer in the Merger and, consequently, the Merger is treated as a recapitalization of Private Augmedix (i.e., a capital transaction involving the issuance of shares by the Company for the shares of Private Augmedix). Accordingly, the consolidated assets, liabilities and results of operations of Private Augmedix became the historical financial statements of the Company and its subsidiaries, and the Company’s assets, liabilities and results of operations were consolidated with Private Augmedix beginning at the Closing. No step-up in basis or intangible assets or goodwill were recorded in the Merger. In addition, the historically issued and outstanding Malo Holdings Corporation common stock has been re-casted to retrospectively reflect the number of common stock issued in the Merger in all periods presented. The common stock was adjusted retrospectively from $198 to $83, and the additional paid-in capital was adjusted retrospectively from $3,173,987 to $3,174,102, respectively, as of December 31, 2019. The consolidated statements of changes in stockholders’ deficit for the year ended December 31, 2019 was also adjusted retrospectively to reflect the change. The loss per share was adjusted retrospectively from $9.36 to $22.24 for the year ended December 31, 2019.

Liquidity and Going Concern

In accordance with Financial Accounting Standards (“FASB”) Accounting Standards Update (“ASU”) No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

The Company has incurred recurring losses since its inception, including net losses of $15.6 million and $18.5 million for the years ended December 31, 2020 and 2019, respectively. In addition, as of December 31, 2020, the Company had an accumulated deficit of $83.9 million. The Company has relied on debt and equity financing to fund operations to date and management expects losses and negative cash flows to continue, primarily as a result of continued research, development and marketing efforts. The Company believes its cash and restricted cash will provide sufficient resources to meet working capital needs for over twelve months. Over the longer term, if the Company does not generate sufficient revenue from new and existing products, additional debt or equity financing may be required along with a reduction in expenditures. Additionally, there is no assurance if the Company requires additional future financing, that such financing will be available on terms, which are acceptable to the Company, or at all.

Risks and Uncertainties

The Company is subject to a number of risks associated with companies at a similar stage, including dependence on key individuals, competition from similar products and larger companies, volatility of the industry, ability to obtain adequate financing to support growth, the ability to attract and retain additional qualified personnel to manage the anticipated growth of the Company, and general economic conditions.

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID-19”) as a pandemic which continues to spread throughout the United States and the world. The Company is monitoring the impact of COVID-19 and the related business and travel restrictions and changes to behavior intended to reduce its spread, in addition to the impact on its employees. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition will depend on future developments that are highly uncertain and cannot be accurately predicted, including new information that may emerge concerning COVID-19, the actions taken to contain it or mitigate its impact, the success of the vaccine rollout and the economic impact on local, regional, national and international markets.